UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 4th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

First Sentier Global Listed Infrastructure Fund
Class I | FLIIX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the First Sentier Global Listed Infrastructure Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firstsentierfunds.com/en/insto/documents.html?. You can also request this information by contacting us at 1-888-898-5040.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund gained +23.64% net of fees, compared to a return of +34.17% by its benchmark index.
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions in U.S.-listed utilities and renewables, such as NextEra Energy and Dominion Energy, positively impacted relative performance.
Energy midstream performed strongly, driven by rising U.S. energy demand and robust appetite for U.S. liquified natural gas exports to Europe and Asia.
Underweight exposure to the airports sector, favoring shorter-haul tourism-focused airports, also aided relative returns.
Overweight exposure to toll roads detracted from relative performance.  Additionally, exposure to Chinese-listed infrastructure stocks, despite their cheap valuations, disappointed and detracted from relative returns.

Top Contributors
↑	Targa Resources Corp.
DT Midstream, Inc.
Rumo SA
Airports of Thailand Public Co., Ltd.
Grupo Aeroportuario del Sureste SAB de CV - Class B

Top Detractors
↓	CCR S.A.
West Japan Railway Company
Atlas Arteria Ltd.
ENN Energy Holdings Ltd.
Adani Ports & Special Economic Zone Ltd.
PERFORMANCE
Global listed infrastructure delivered strong gains during the fiscal period November 1, 2023 to October 31, 2024, as inflationary pressures eased, and bond yields began to stabilize.
First Sentier Global Listed Infrastructure Fund	PAGE 1	TSR-AR-00770X386

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/28/2017)
First Sentier Global Listed Infrastructure Fund Class I	23.64	4.04	5.86
S&P GLOBAL 1200 (TR)	34.17	12.41	11.73
Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$127,682,475
Number of Holdings	40
Net Advisory Fee	$689,394
Portfolio Turnover	65%
Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
National Grid PLC	5.1%
Union Pacific Corp.	5.0%
American Electric Power Co., Inc.	4.8%
Cheniere Energy, Inc.	4.7%
NextEra Energy, Inc.	4.6%
Transurban Group	4.5%
American Tower Corp.	4.3%
Duke Energy Corp.	4.0%
Eversource Energy	3.9%
Getlink SE	3.3%
Sector Breakdown (%)
Geographic Breakdown (%)
*	Expressed as a percentage of net assets.
First Sentier Global Listed Infrastructure Fund	PAGE 2	TSR-AR-00770X386

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstsentierfunds.com/en/insto/documents.html?.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your First Sentier Investors (US) LLC documents not be householded, please contact First Sentier Investors (US) LLC at 1-888-898-5040, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by First Sentier Investors (US) LLC or your financial intermediary.
First Sentier Global Listed Infrastructure Fund	PAGE 3	TSR-AR-00770X386

First Sentier American Listed Infrastructure Fund
Class I | FLIAX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the First Sentier American Listed Infrastructure Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firstsentierfunds.com/en/insto/documents.html?. You can also request this information by contacting us at 1-888-898-5040.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund gained +30.35% net of fees, compared to a return of +38.02% by its benchmark index.
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions in U.S.-listed utilities and renewables, such as NextEra Energy and Dominion Energy, positively impacted relative performance.
Underweight exposure to the Energy Midstream space detracted from relative performance. The sector performed strongly during the period under review as robust commodity prices and a healthy outlook for the U.S. economy provided a supportive backdrop to these companies.

Elevated interest rates and lower power prices weighed on the portfolio’s renewables-focused utilities.

Top Contributors
↑	CSX Corporation
Targa Resources Corp.
DT Midstream, Inc.
Exelon Corporation
Dominion Energy, Inc.

Top Detractors
↓	Williams Companies, Inc.
ONEOK, Inc.
Atlas Arterian Ltd.
AES Corporation
NextEra Energy, Inc.
PERFORMANCE
American listed infrastructure delivered strong gains during the fiscal period November 1, 2023 to October 31, 2024, as inflationary pressures eased, and bond yields began to stabilize.
First Sentier American Listed Infrastructure Fund	PAGE 1	TSR-AR-00770X329

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2020)
First Sentier American Listed Infrastructure Fund Class I	30.35	9.36
S&P 500 TR	38.02	13.45
Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,642,898
Number of Holdings	30
Net Advisory Fee	$0
Portfolio Turnover	82%
Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Union Pacific Corp.	10.1%
American Tower Corp.	7.9%
NextEra Energy, Inc.	7.0%
American Electric Power Co., Inc.	5.4%
Norfolk Southern Corp.	5.2%
Kinder Morgan, Inc.	5.1%
CSX Corp.	4.8%
Cheniere Energy, Inc.	4.8%
Duke Energy Corp.	4.6%
Eversource Energy	4.4%
Sector Breakdown (%)
*	Expressed as a percentage of net assets.
First Sentier American Listed Infrastructure Fund	PAGE 2	TSR-AR-00770X329

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstsentierfunds.com/en/insto/documents.html?.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your First Sentier Investors (US) LLC documents not be householded, please contact First Sentier Investors (US) LLC at 1-888-898-5040, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by First Sentier Investors (US) LLC or your financial intermediary.
First Sentier American Listed Infrastructure Fund	PAGE 3	TSR-AR-00770X329

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire, and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
(a) Audit Fees	$35,000	$34,800
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$7,200	$7,200
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

First Sentier Funds
FIRST SENTIER GLOBAL LISTED INFRASTRUCTURE FUND
CLASS I (FLIIX)
FIRST SENTIER AMERICAN LISTED INFRASTRUCTURE FUND
CLASS I (FLIAX)
Core Financial Statements
October 31, 2024

First Sentier Global Listed Infrastructure Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 93.7%
Airport Services - 9.3%
Beijing Capital International Airport Co. Ltd. - Class H(a)	3,150,000	$1,144,898
Flughafen Zurich AG	15,559	3,667,920
Grupo Aeroportuario del Pacifico SAB de CV - Class B	175,930	3,064,564
Grupo Aeroportuario del Sureste SAB de CV - Class B	95,535	2,548,046
Japan Airport Terminal Co. Ltd.	40,800	1,494,593
		11,920,021
Construction & Engineering - 1.7%
Vinci SA	19,555	2,190,563
Electric Utilities - 26.2%(b)
Alliant Energy Corp.	30,147	1,808,820
American Electric Power Co., Inc.	61,426	6,065,817
Duke Energy Corp.	44,665	5,148,535
Evergy, Inc.	41,775	2,524,881
Eversource Energy	75,805	4,991,759
Exelon Corp.	75,351	2,961,294
NextEra Energy, Inc.	74,033	5,867,115
Xcel Energy, Inc.	60,565	4,046,348
		33,414,569
Environmental & Facilities Services - 2.0%
GFL Environmental, Inc.	60,617	2,533,791
Gas Utilities - 4.8%
AltaGas Ltd.	73,100	1,746,714
ENN Energy Holdings Ltd.	362,600	2,554,624
UGI Corp.	79,028	1,889,559
		6,190,897
Highways & Railtracks - 14.2%
Atlas Arteria Ltd.	1,002,913	3,210,543
CCR SA	1,446,900	3,056,038
Getlink SE	248,462	4,222,518
Promotora y Operadora de Infraestructura SAB de CV	220,997	1,925,516
Transurban Group	691,211	5,760,500
		18,175,115
Independent Power Producers & Energy Traders - 1.0%
AES Corp.	77,622	1,279,987
Integrated Telecommunication Services - 1.2%
Infrastrutture Wireless Italiane SpA(c)	131,090	1,478,009
Multi-Utilities - 11.5%
Dominion Energy, Inc.	68,602	4,083,877
Hera SpA	392,371	1,501,035

The accompanying notes are an integral part of these financial statements.

1

First Sentier Global Listed Infrastructure Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Multi-Utilities (Continued)
National Grid PLC	517,523	$6,498,133
Public Service Enterprise Group, Inc.	28,811	2,575,992
		14,659,037
Oil & Gas Storage & Transportation - 8.5%
Cheniere Energy, Inc.	31,138	5,959,191
DT Midstream, Inc.	25,288	2,279,713
Targa Resources Corp.	15,278	2,550,815
		10,789,719
Rail Transportation - 11.1%
CSX Corp.	64,520	2,170,453
Norfolk Southern Corp.	11,231	2,812,579
Union Pacific Corp.	27,404	6,359,646
West Japan Railway Co.	158,600	2,818,914
		14,161,592
Water Utilities - 2.2%
Guangdong Investment Ltd.	1,094,000	696,416
Severn Trent PLC	63,898	2,113,898
		2,810,314
TOTAL COMMON STOCKS (Cost $113,658,032)		119,603,614
REAL ESTATE INVESTMENT TRUSTS - 6.0%
Telecom Tower REITs - 6.0%
American Tower Corp.	25,640	5,475,166
SBA Communications Corp.	9,881	2,267,393
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,476,505)		7,742,559
TOTAL INVESTMENTS - 99.7% (Cost $121,134,537)		127,346,173
Other Assets in Excess of Liabilities - 0.3%		336,302
TOTAL NET ASSETS - 100.0%		$127,682,475

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátilde Capital Variable
SE - Societas Europeae
SpA - Societa per Azioni
The accompanying notes are an integral part of these financial statements.

2

First Sentier Global Listed Infrastructure Fund
Schedule of Investments
October 31, 2024(Continued)
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $1,478,009 or 1.2% of the Fund’s net assets.

Allocation of Portfolio Holdings by Country as of October 31, 2024
(% of Net Assets)

United States	$73,118,940	57.3%
Australia	8,971,043	7.0
United Kingdom	8,612,031	6.7
Mexico	7,538,126	5.9
France	6,413,081	5.0
Japan	4,313,507	3.4
Canada	4,280,505	3.4
China	3,699,522	2.9
Switzerland	3,667,920	2.9
Brazil	3,056,038	2.4
Italy	2,979,044	2.3
Hong Kong	696,416	0.5
Other Assets in Excess of Liabilities	336,302	0.3
	$127,682,475	100.0%

The accompanying notes are an integral part of these financial statements.

3

First Sentier American Listed Infrastructure Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 86.0%
Electric Utilities - 37.5%(a)
Alliant Energy Corp.	550	$33,000
American Electric Power Co., Inc.	1,997	197,204
Duke Energy Corp.	1,449	167,026
Evergy, Inc.	1,584	95,737
Eversource Energy	2,460	161,991
Exelon Corp.	3,486	137,000
Hawaiian Electric Industries, Inc.(b)	7,578	77,826
NextEra Energy, Inc.	3,219	255,106
PG&E Corp.	5,348	108,136
Xcel Energy, Inc.	2,002	133,754
		1,366,780
Environmental & Facilities Services - 2.0%
GFL Environmental, Inc.	1,737	72,607
Gas Utilities - 2.2%
AltaGas Ltd.	1,100	26,284
UGI Corp.	2,226	53,224
		79,508
Highways & Railtracks - 1.5%
Atlas Arteria Ltd.	16,764	53,665
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	1,680	27,703
Multi-Utilities - 6.3%
Dominion Energy, Inc.	2,297	136,740
Public Service Enterprise Group, Inc.	1,036	92,629
		229,369
Oil & Gas Storage & Transportation - 14.8%
Cheniere Energy, Inc.	913	174,730
DT Midstream, Inc.	407	36,691
Kinder Morgan, Inc.	7,632	187,061
Targa Resources Corp.	823	137,408
Williams Cos., Inc.	73	3,823
		539,713
Rail Transportation - 20.1%
CSX Corp.	5,197	174,827
Norfolk Southern Corp.	753	188,574
Union Pacific Corp.	1,591	369,223
		732,624
Renewable Electricity - 0.8%
Innergex Renewable Energy, Inc.	2,700	17,685
NextEra Energy Partners LP	665	12,868
		30,553
TOTAL COMMON STOCKS (Cost $2,826,668)		3,132,522

The accompanying notes are an integral part of these financial statements.

4

First Sentier American Listed Infrastructure Fund
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 12.2%
Telecom Tower REITs - 12.2%
American Tower Corp.	1,342	$286,571
Crown Castle, Inc.	500	53,745
SBA Communications Corp.	448	102,802
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $413,363)		443,118
TOTAL INVESTMENTS - 98.2% (Cost $3,240,031)		3,575,640
Other Assets in Excess of Liabilities - 1.8%		67,258
TOTAL NET ASSETS - 100.0%		$3,642,898

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

5

First Sentier Funds
STATEMENTS OF ASSETS AND LIABILITIES
at October 31, 2024

	First Sentier Global Listed Infrastructure Fund	First Sentier American Listed Infrastructure Fund
ASSETS
Investments, at value (cost $121,134,537 and $3,240,031, respectively)	$127,346,173	$3,575,640
Cash	—	45,256
Foreign cash, at value (cost $486,163 and $149, respectively)	480,236	149
Receivables
Securities sold	2,653,489	31,995
Dividends and interest	61,833	3,075
Dividend tax reclaim	47,258	—
Due from Adviser (Note 4)	—	17,870
Prepaid expenses	18,097	12,749
Total assets	130,607,086	3,686,734
LIABILITIES
Payables
Securities purchased	1,014,050	8,649
Due to Custodian	1,794,096	—
Due to Adviser	67,457	—
Administration and fund accounting fees	3,572	7,546
Audit fees	20,999	20,999
Shareholder servicing fees	11,590	—
Transfer agent fees and expenses	3,099	1,424
Reports to shareholders	992	1,431
Custody fees	7,506	2,538
Chief Compliance Officer fee	1,250	1,249
Total liabilities	2,924,611	43,836
NET ASSETS	$127,682,475	$3,642,898
CALCULATION OF NET ASSET VALUE PER SHARE
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	10,950,585	337,048
Net asset value, redemption price and offering price per share	$11.66	$10.81
COMPONENTS OF NET ASSETS
Paid-in capital	$117,000,270	$3,200,204
Total accumulated earnings	10,682,205	442,694
Net assets	$127,682,475	$3,642,898

The accompanying notes are an integral part of these financial statements.

6

First Sentier Funds
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2024

	First Sentier Global Listed Infrastructure Fund	First Sentier American Listed Infrastructure Fund
NET INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $148,171 and $318, respectively)	$4,219,169	$92,603
Total income	4,219,169	92,603
Expenses
Advisory fees (Note 4)	897,841	22,280
Administration and fund accounting fees (Note 4)	129,298	111,078
Shareholder servicing fees (Note 5)	119,712	—
Custody fees (Note 4)	49,655	14,263
Transfer agent fees and expenses (Note 4)	49,716	21,703
Registration fees	25,309	19,546
Audit fees	20,999	20,999
Trustee fees and expenses	15,924	17,423
Chief Compliance Officer fees (Note 4)	14,999	14,999
Miscellaneous	6,965	6,190
Legal fees	6,849	6,550
Insurance expense	5,080	3,243
Interest expense (Note 6)	4,687	—
Shareholder reporting	3,366	3,118
Total expenses before fee waiver and expense reimbursement	1,350,400	261,392
Less: advisory fees waived and expenses reimbursed by Adviser (Note 4)	(208,447)	(239,112)
Net expenses	1,141,953	22,280
Net investment income	3,077,216	70,323
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on transactions from:
Investments	3,099,879	143,130
Foreign currency	(42,072)	155
Net change in unrealized appreciation/(depreciation) on:
Investments	18,539,662	555,417
Foreign currency	(4,428)	9
Net realized and unrealized gain on investments and foreign currency	21,593,041	698,711
Net increase in net assets resulting from operations	$24,670,257	$769,034

The accompanying notes are an integral part of these financial statements.

7

First Sentier Global Listed Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$3,077,216	$2,352,519
Net realized gain/(loss) on transactions from:
Investments	3,099,879	(827,766)
Foreign currency	(42,072)	20,917
Net change in unrealized appreciation/(depreciation) on:
Investments	18,539,662	(7,550,442)
Foreign currency	(4,428)	2,409
Net increase/(decrease) in net assets resulting from operations	24,670,257	(6,002,363)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(2,689,587)	(3,711,613)
Total dividends and distributions	(2,689,587)	(3,711,613)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	16,102,957	37,927,533
Proceeds from shares issued in reinvestment of dividends	2,665,393	3,664,735
Cost of shares redeemed	(15,739,135)	(5,987,736)
Net increase in net assets resulting from capital share transactions	3,029,215	35,604,532
Total increase in net assets	25,009,885	25,890,556
NET ASSETS
Beginning of year	102,672,590	76,782,034
End of year	$127,682,475	$102,672,590
CHANGES IN SHARES OUTSTANDING
Shares sold	1,512,024	3,574,432
Shares issued in reinvestment of dividends	258,776	337,764
Shares redeemed	(1,435,294)	(615,886)
Net increase in shares outstanding	335,506	3,296,310

The accompanying notes are an integral part of these financial statements.

8

First Sentier American Listed Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$70,323	$50,978
Net realized gain/(loss) on transactions from:
Investments	143,130	(38,783)
Foreign currency	155	100
Net change in unrealized appreciation/(depreciation) on:
Investments	555,417	(203,877)
Foreign currency	9	(19)
Net increase/(decrease) in net assets resulting from operations	769,034	(191,601)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(80,594)	(394,007)
Total dividends and distributions	(80,594)	(394,007)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	400,644	570,575
Proceeds from shares issued in reinvestment of dividends	65,880	387,252
Cost of shares redeemed	(54,422)	(3,048)
Net increase in net assets resulting from capital share transactions	412,102	954,779
Total increase in net assets	1,100,542	369,171
NET ASSETS
Beginning of year	2,542,356	2,173,185
End of year	$3,642,898	$2,542,356
CHANGES IN SHARES OUTSTANDING
Shares sold	37,925	60,008
Shares issued in reinvestment of dividends	7,256	39,718
Shares redeemed	(5,915)	(341)
Net increase in shares outstanding	39,266	99,385

The accompanying notes are an integral part of these financial statements.

9

First Sentier Global Listed Infrastructure Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.67	$10.49	$11.93	$10.24	$11.56
Income from investment operations:
Net investment income	0.29	0.24	0.19	0.19	0.13
Net realized and unrealized gain/(loss) on investments and foreign currency	1.96	(0.55)	(0.90)	1.77	(1.10)
Total from investment operations	2.25	(0.31)	(0.71)	1.96	(0.97)
Less dividends and distributions:
Dividends from net investment income	(0.26)	(0.18)	(0.21)	(0.13)	(0.16)
Distributions from net realized gains	—	(0.33)	(0.52)	(0.14)	(0.19)
Total dividends and distributions	(0.26)	(0.51)	(0.73)	(0.27)	(0.35)
Net asset value, end of year	$11.66	$9.67	$10.49	$11.93	$10.24
Total return	23.64%	−3.51%	−6.30%	19.36%	−8.62%
Supplemental data and ratios:
Net assets, end of year (thousands)	$127,682	$102,673	$ 76,782	$ 70,588	$ 56,463
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	1.13%	1.17%	1.24%	1.30%	1.50%
After fee waivers and expense reimbursement	0.95%	0.95%	0.95%	0.95%	0.94%
Ratio of net investment income to average net assets:
Before fee waivers and expense reimbursement	2.39%	2.15%	1.49%	1.34%	1.05%
After fee waivers and expense reimbursement	2.57%	2.37%	1.78%	1.69%	1.61%
Portfolio turnover rate	64.63%	41.43%	43.81%	56.09%	61.67%

The accompanying notes are an integral part of these financial statements.

10

First Sentier American Listed Infrastructure Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended October 31,			December 29, 2020* through October 31, 2021
	2024	2023	2022
Net asset value, beginning of period	$8.54	$10.95	$12.12	$10.00
Income from investment operations:
Net investment income	0.22	0.18	0.23	0.09
Net realized and unrealized gain/(loss) on investments and foreign currency	2.32	(0.69)	(0.70)	2.03
Total from investment operations	2.54	(0.51)	(0.47)	2.12
Less dividends and distributions:
Dividends from net investment income	(0.19)	(0.24)	(0.14)	—
Distributions from net realized gains	(0.08)	(1.66)	(0.56)	—
Total dividends and distributions	(0.27)	(1.90)	(0.70)	—
Net asset value, end of period	$10.81	$8.54	$10.95	$12.12
Total return	30.35%	−6.83%	−4.23%	21.20%+
Supplemental data and ratios:
Net assets, end of period (thousands)	$ 3,643	$2,542	$2,173	$5,469
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	8.80%	10.15%	6.67%	6.45%++
After fee waivers and expense reimbursement	0.75%	0.75%	0.75%	0.75%++
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	(5.68)%	(7.37)%	(4.44)%	(4.36)%++
After fee waivers and expense reimbursement	2.37%	2.03%	1.48%	1.34%++
Portfolio turnover rate	82.30%	78.02%	73.76%	58.21%+

+	Not annualized.
++	Annualized.
*	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

11

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024
NOTE 1 – ORGANIZATION
The First Sentier Global Listed Infrastructure Fund (the “Global Listed Fund”) and the First Sentier American Listed Infrastructure Fund (the “American Listed Fund”), (each, a “Fund” and collectively, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Global Listed Fund is diversified and the American Listed Fund is non-diversified. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The investment objective of the Global Listed Fund and the American Listed Fund is to seek to achieve growth of capital and inflation-protected income. The Global Listed Fund and the American Listed Fund currently offer Class I shares. The Global Listed Fund’s Class I shares commenced operations on February 28, 2017. The American Listed Fund’s Class I shares commenced operations on December 29, 2020.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income, Expenses and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific lot identification. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Foreign Securities: The Global Listed Fund may invest up to 75% of its net assets in securities of foreign companies, including but not limited to depositary receipts. Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.

12

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
E.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended October 31, 2024, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Total Distributable Earnings	Paid-in Capital
Global Listed Fund	$(1)	$1
American Listed Fund	—	—

G.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

H.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of October 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in

13

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (“NYSE”) (4:00 p.m. EST).
Equity Securities: Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its net asset value per share, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service. All assets denominated in foreign currency will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. EST.
For foreign securities traded on foreign exchanges, First Sentier Investments (US) LLC (the “Adviser”) has selected ICE Data Services’ Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of each Fund’s securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the fair value hierarchy. The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

14

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2024:
Global Listed Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$80,251,049	$39,352,565	$ —	$119,603,614
Real Estate Investment Trusts	7,742,559	—	—	7,742,559
Total Assets	$87,993,608	$39,352,565	$—	$127,346,173

American Listed Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,078,857	$53,665	$ —	$3,132,522
Real Estate Investment Trusts	443,118	—	—	443,118
Total Assets	$3,521,975	$53,665	$—	$3,575,640

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of each Fund’s net assets. For the year ended October 31, 2024, the Funds did not enter into derivatives transactions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Funds’ financial statements.
In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and

15

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Funds have implemented these requirements as of the compliance date of July 24, 2024.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee. The Funds each pay fees calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has delegated the day-to-day investment management of the Funds to First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”). The Sub-Adviser is compensated by the Adviser from the management fees paid to the Adviser. The sub-advisory fee to be received by the Sub-Adviser is 0.60% of average daily net assets. The percentage of compensation the Sub-Adviser receives from the Adviser is subject to adjustment according to the Adviser’s transfer pricing methodology and therefore is subject to change. For the year ended October 31, 2024, the Global Listed Fund and the American Listed Fund incurred advisory fees of $897,841 and $22,280, respectively.
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses and class specific expenses such as the shareholder servicing plan fee) to the extent necessary to limit each Fund’s total annual fund operating expenses as a percent of average daily net assets as follows:

Global Listed Fund	0.85%
American Listed Fund	0.75%

Any such reduction made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the year ended October 31, 2024, the Adviser reduced its fees in the amount of $208,447 and $239,112 in the Global Listed Fund and the American Listed Fund, respectively. No amounts were recouped by the Adviser. The expense limitation will remain in effect through at least February 27, 2025 and may be terminated only by the Trust’s Board of Trustees. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	10/31/2025	10/31/2026	10/31/2027	Total
Global Listed Fund	$210,284	$213,175	$208,447	$631,906
American Listed Fund	234,985	236,102	239,112	710,199

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2024 are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

16

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
NOTE 5 – SHAREHOLDER SERVICING FEE
The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of each Funds’ average daily net assets. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. The American Listed Fund’s shareholder servicing fee accrual is currently set at 0% through at least February 27, 2025, and any accrual increase must first be approved by the Board of Trustees. The shareholder servicing fees accrued by the Global Listed Fund for the year ended October 31, 2024 are disclosed in the statements of operations.
NOTE 6 – LINE OF CREDIT
The Global Listed Fund has a secured line of credit in the amount of $5,000,000. Borrowing on the line of credit is limited to the lower of 15% of portfolio market value or 33.33% of unencumbered assets. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the year ended October 31, 2024, the Fund drew upon the line of credit and had an outstanding average daily balance of $1,985,200, a weighted average interest rate of 8.50%, and paid $4,687 in interest. The maximum amount outstanding was $3,890,000. At October 31, 2024, the Fund did not have any outstanding loan amounts.
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Global Listed Fund	$76,324,176	$76,539,077
American Listed Fund	2,770,721	2,425,208

The Funds had no purchases or sales of U.S. government securities during the year ended October 31, 2024.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the years ended October 31, 2024 and October 31, 2023 was as follows:

Global Listed Fund	October 31, 2024	October 31, 2023
Ordinary income	$2,689,587	$2,312,775
Long-term capital gains	—	1,398,838

American Listed Fund	October 31, 2024	October 31, 2023
Ordinary income	$55,334	$290,106
Long-term capital gains	25,260	103,901

17

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
As of October 31, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Global Listed Fund	American Listed Fund
Cost of investments(a)	$122,209,391	$3,323,398
Gross unrealized appreciation	$12,824,496	$381,118
Gross unrealized depreciation	(7,687,714)	(128,876)
Net unrealized appreciation(a)	5,136,782	252,242
Net unrealized depreciation on foreign currency	(7,270)	(1)
Undistributed ordinary income	3,014,244	144,966
Undistributed long-term capital gain	2,538,449	45,487
Total distributable earnings	5,552,693	190,453
Other accumulated earnings/(losses)	—	—
Total accumulated earnings/(losses)	$10,682,205	$442,694

(a)	The difference between book-basis and tax-basis cost and net unrealized depreciation is attributable primarily to wash sales and partnerships.
During the year ended October 31, 2024, the Global Listed Fund utilized $376,490 in short-term capital loss carryforwards.
NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of the Funds’ investment objective, principal investment strategies and principal risks.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Infrastructure Companies Risk (Both Funds). Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation

18

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.
In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.
Further, national and local environmental laws and regulations affect the operations of infrastructure projects. Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.
•
Concentration Risk (Both Funds). Since the securities of companies in the same industry or group of industries will comprise a significant portion of each Fund’s portfolio, the Funds will be more significantly impacted by adverse developments in such industries than a fund that invests in a wider variety of industries.

•
Emerging Markets Risk (Global Listed Fund).  Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than those of more developed countries.

•
Stapled Securities Risk (Both Funds). A stapled security is comprised of two different securities—a unit of a trust and a share of a company—that are "stapled" together and treated as a unit at all times, including for transfer or trading. The characteristics and value of a stapled security are influenced by both underlying securities. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

•
Real Estate Investment Trust (REIT) Risk (Both Funds). Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, REITs have their own expenses, and the Funds will bear a proportionate share of those expenses.

•
Limited Partnership and MLP Risk (Global Listed Fund).  Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid.  Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
Non-Diversification Risk (American Listed Fund). To the extent that the Fund invests its assets in fewer securities, the Fund is subject to a greater risk of loss if any of those securities become permanently impaired than a fund that invests more widely.

19

First Sentier Funds
NOTES TO FINANCIAL STATEMENTS
at October 31, 2024(Continued)
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of October 31, 2023:

Fund	Shareholder	Percent of Shares Held
Global Listed Fund	Capinco, c/o U.S. Bank N.A.	97.89%

American Listed Fund	Randy Paas IRA, c/o U.S. Bank N.A.	63.51%
	Reliance Trust Co., Maril & Co.	25.63%

NOTE 11 – REPORT OF THE FUNDS’ SPECIAL SHAREHOLDER MEETING (Unaudited)
At the board meeting held on June 27, 2024, the Board of Trustees (the “Board”) nominated two new Independent Trustees, Anne Kritzmire and Craig Wainscott, as well as one current Independent Trustee, Michele Rackey for election and appointment by shareholders of the Trust. At a special shareholder meeting held on August 27, 2024, shareholders voted to elect and appoint the three nominees as Independent Trustees to the Board. The vote results were as follows:

Outstanding Shares	Total Shares Voted(1)
610,254,146.13	422,548,104.53	69.24%

(1)	To approve the election of three Trustees to serve until his or her successor is elected and qualified.

	FOR(2)			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(01) Craig Wainscott	420,753,222.93	99.58%	68.95%	1,794,881.60	0.42%	0.29%
(02) Anne Kritzmire	420,814,806.36	99.59%	68.96%	1,733,298.17	0.41%	0.28%
(03) Michele Rackey	419,476,647.18	99.27%	68.74%	3,071,457.36	0.73%	0.50%

(1)	Quorum:
Forty percent of the shares of the Trust entitled to vote, present in person or represented by proxy, constitutes a quorum.
(2)	Vote Required:
The nominees will be elected as Trustees of the Trust if they receive a plurality of the votes cast by all shares of the Trust to be voted in the aggregate.
NOTE 12 – OTHER TAX INFORMATION
The Funds have declared distributions to be paid, on December 10, 2024, to shareholders of record on December 9, 2024, as follows:

	Long-Term Capital Gain	Short-Term Capital Gain	Income
Global Listed Fund	$0.23413	$0.06037	$0.27970989
American Listed Fund	$0.13496	$0.26996	$0.20764008

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of
First Sentier Global Listed Infrastructure Fund
First Sentier American Listed Infrastructure Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of First Sentier Global Listed Infrastructure Fund and First Sentier American Listed Infrastructure Fund (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting First Sentier Funds	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
First Sentier Global Listed Infrastructure Fund	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the five years in the period ended October 31, 2024
First Sentier American Listed Infrastructure Fund	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the three years in the period ended October 31, 2024 and for the period December 29, 2020 (commencement of operations) to October 31, 2021.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more funds in the trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 30, 2024

21

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date	1/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	1/7/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	1/8/2025

* Print the name and title of each signing officer under his or her signature.